Investments - Additional Information (Narrative) (Details)		1 Months Ended	12 Months Ended
	Jan. 01, 2017 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($)	Dec. 31, 2024 GBP (£) security	Aug. 01, 2024 USD ($)	Dec. 31, 2023 GBP (£) security	Sep. 30, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Apr. 01, 2023 USD ($)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading at fair value (amortized cost — 2024: $1.0 and 2023: $1.6)			$ 1,000,000.0	$ 1,600,000
Fair Market Value			1,488,700,000	1,964,400,000
Investment in the period			0	400,000	$ 2,000,000.0
Other Investments			267,200,000	$ 209,300,000
Investment funded			$ 0
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions			(1,170)	(950)		(1,170)		(950)
Total, Gross Unrealized Losses			$ (181,900,000)	$ (221,800,000)
Securities Below Investment Grade or NR				1,200,000
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate (2021)Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			900,000	2,200,000
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			3,700,000	4,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Energy Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			55,000,000.0	55,000,000.0
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			2,300,000	4,000,000.0
Investment, Identifier [Axis]: Unfunded Commitment, Lloyd's Enhanced Liquidity Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			0
Investment, Identifier [Axis]: Unfunded Commitment, Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment | £						£ 6,800,000		£ 6,900,000
Investment, Identifier [Axis]: Unfunded Commitment, Managed lending fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			200,000	1,100,000
Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			111,700,000	117,100,000
Fair Value, Recurring [Member] | Managed Lending Fund (Dec 2020)
Gain (Loss) on Securities [Line Items]
Investments, fair value			19,300,000	15,900,000
Fair Value, Recurring [Member] | Pledge Accounts, Custodian Bank (April 2021)
Gain (Loss) on Securities [Line Items]
Investments, fair value			2,000,000	1,700,000
Fair Value, Recurring [Member] | Real estate fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Investments, fair value			36,200,000	39,800,000									$ 10,000,000.0
Fair Value, Recurring [Member] | Real estate fund
Gain (Loss) on Securities [Line Items]
Investments, fair value			267,200,000	209,300,000
Fair Value, Recurring [Member] | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Investments, fair value			19,300,000	23,900,000
Fair Value, Recurring [Member] | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Investments, fair value			12,900,000	10,800,000
Fair Value, Recurring [Member] | Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Investments, fair value			100,000	100,000
Fair Value, Recurring [Member] | Lloyd's enhanced liquidity fund
Gain (Loss) on Securities [Line Items]
Investments, fair value			25,700,000
Fair Value, Recurring [Member] | Five Times Square
Gain (Loss) on Securities [Line Items]
Investments, fair value			40,000,000.0
Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted Assets														$ 20,000,000.0			$ 100,000,000.0
Limited Partner | Managed lending fund
Gain (Loss) on Securities [Line Items]
Restricted Assets											$ 2,800,000				$ 10,500,000
Limited Partner | Real estate fund | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Restricted Assets													$ 30,000,000.0
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted Assets												$ 15,000,000.0
Limited Partner | Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Restricted Assets | £										£ 7,000,000.0
Limited Partner | Third party energy fund
Gain (Loss) on Securities [Line Items]
Restricted Assets									$ 55,000,000.0
Limited Partner | Lloyd's enhanced liquidity fund
Gain (Loss) on Securities [Line Items]
Restricted Assets							$ 25,000,000.0
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 800,000		0	$ 400,000
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period	$ 2,300,000			0
Equity method investment, ownership percentage	49.00%
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period			0	400,000
Unfunded commitment																$ 5,000,000.0
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair Market Value			79,700,000	274,900,000
Middle market loans and other private debt
Gain (Loss) on Securities [Line Items]
Fair Market Value			$ 61,000,000.0	$ 84,800,000